RESTATEMENT AND RECLASSIFICATIONS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT AND RECLASSIFICATIONS	RESTATEMENT AND RECLASSIFICATIONS
Restatement of Previously Issued Financial Statements

During the year ended December 31, 2023, management of the Company (“Management”) and the audit committee of the Company’s Board of Directors (“the Board”), conducted an internal review, with the assistance of legal and accounting advisors, pertaining to certain accounting practices used by Obagi in connection with the recognition of revenue from sales of Obagi products to its Southeast Asia Distributor (the “SA Distributor”) in Vietnam, transactions with other Obagi distributors, both within and outside the U.S., as well as other accounting issues. Management and the audit committee identified misstatements in the previously issued consolidated financial statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020 (Predecessor Periods) as described below.

As a result, the Company has restated the accompanying consolidated balance sheet as of December 31, 2021 (Predecessor Period) and consolidated statements of operations and comprehensive loss, cash flows, and shareholders’ equity for the years ended December 31, 2021 and 2020 (Predecessor Periods) from amounts previously reported.
Description of Restatement Adjustments

A summary of the restatement adjustments are as follows:

(a)Net revenue – The Company identified misstatements primarily relating to distributor fees and the recognition of revenue from three of Obagi’s distributors: the SA Distributor, Obagi’s exclusive supplier for the physician-dispensed channel in the U.S. (“Physician Channel Provider”), and the distributor for Obagi’s U.S. e-commerce platforms (“U.S. Online Marketplace Distributor”). The following table summarizes the impact of the restatement to net revenue:

(In thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Distributor fees for services (1)	$(39,146)	$—
SA Distributor (2)	(14,220)	1,709
Physician Channel Provider (3)	(8,191)	8,591
US Online Marketplace Distributor (4)	(1,773)	60
Other adjustments (5)	(267)	(77)
Total net revenue adjustments	$(63,597)	$10,283

1.Distributor fees for services – Obagi’s distributors charge fees for certain services they render. The Predecessor (Obagi) had recorded these service fees as selling, general and administrative (“SG&A”) and research and development (“R&D”) expenses. Management subsequently determined these service fees should have been recognized as a reduction to net revenue, as the additional services provided by distributors were not distinct from the distributors’ purchase of Obagi products. This resulted in an overstatement of net revenue of $39.1 million and corresponding overstatements of SG&A expenses and R&D expenses of $37.1 million $2.0 million, respectively, for the year ended December 31, 2021 (Predecessor Period). The misstatement had no impact to net income or cash flows for the year ended December 31, 2021 (Predecessor Period). There was no similar accounting misstatement identified for the year ended December 31, 2020 (Predecessor Period).

2.SA Distributor – The Predecessor historically recognized revenue for products sold to Obagi’s SA Distributor upon shipment of the products. Management determined that the SA Distributor revenue should have been recognized when Obagi had no remaining performance obligations and received substantially all of the consideration related to each purchase order in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). This resulted in an overstatement of accounts receivable of $24.8 million as of December 31, 2021 (Predecessor Period), an overstatement of net revenue of $14.2 million for the year ended December 31, 2021 (Predecessor Period), and an understatement of net revenue of $1.7 million for the year ended December 31, 2020 (Predecessor Period).

3.Physician Channel Provider - The Predecessor historically recognized revenue for products sold in the physician dispensed, or Direct-to-Physician (“DTP”), channel upon the transfer of products to the Physician Channel Provider. Management determined that although the products were transferred to the Physician Channel Provider, the Physician Channel Provider did not obtain actual control of the products until immediately prior to selling through to the physician customer. Therefore, revenue should have been recognized only immediately prior to transfer of products to physicians (i.e., when the products were sold to the physicians) rather than when they were transferred to the Physician Channel Provider. In addition, the Physician Channel Provider charged fees for certain services rendered by it (as discussed above) and the Predecessor recorded these service fees as SG&A and R&D expenses, instead of as a reduction to net revenue. As a result of these items, there was an overstatement of net revenue of $8.2 million, an understatement of cost of goods sold of $0.4 million, an overstatement of SG&A of $7.1 million, an overstatement of accounts receivable of $14.8 million, and an understatement of inventory of $2.0 million as of and for the year ended December 31, 2021 (Predecessor Period). For the year ended December 31, 2020 (Predecessor Period) this resulted in an understatement of revenue of $8.6 million, an understatement of cost of goods sold of $2.6 million, and an overstatement of SG&A of $4.9 million.

4.U.S. Online Marketplace Distributor – The Predecessor agreed to nonstandard payment terms in its contracts with the U.S. Online Marketplace Distributor and allowed for payments over a period of time that exceeded 365 days until final payment of an invoice. Management subsequently identified misstatements to revenue recognition relating to the significant financing component of such arrangement, timing of revenue, and incorrect accounting of shipping activities. The net impact of these misstatements resulted in an overstatement of net revenue of $1.8 million, an understatement of other income of $1.0 million and an understatement of deferred revenue of $0.7 million as of and for the year ended December 31, 2021 (Predecessor Period) and an understatement of net revenue of $0.1 million for the year ended December 31, 2020 (Predecessor Period).

5.Other net revenue adjustments – Other net revenue adjustments were individually and in the aggregate insignificant for the years ended December 31, 2021 and 2020 (Predecessor Periods).

(b)Cost of goods sold – The following table summarizes the impact of the restatement to cost of goods sold:

(In thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Physician Channel Provider (1)	$374	$2,552
Inventory obsolescence provision (2)	(583)	665
Other - adjustments (3)	1,882	1,254
Total net cost of goods sold adjustments	$1,673	$4,471

1.Physician Channel Provider – As described above in (a)3, Management determined that it should have recognized revenue and cost of goods sold for products sold to the Physician Channel Provider immediately prior to the transfer of products to the physicians, which resulted in understatements of costs of goods sold as set forth in the table above.

2.Inventory obsolescence provision – The Company did not appropriately adjust the inventory reserve for obsolete inventory. In connection with the restatement, the Company corrected its historical inventory obsolescence provision. This resulted in an overstatement of cost of goods sold of $0.6 million for the year ended December 31, 2021 (Predecessor Period) and an understatement of $0.7 million for the year ended December 31, 2020 (Predecessor Period).

3.Other net cost of goods sold adjustments – The Predecessor historically recorded certain promotional products in marketing expenses. Management determined that it should have recorded such promotional products in inventory and cost of goods sold, which resulted in understatements of costs of goods sold as set forth in the table above. The other net cost of goods sold adjustments related to the understatement of cost of goods sold were insignificant both individually and in the aggregate for the years ended December 31, 2021 and 2020 (Predecessor Periods).

(c)SG&A expenses – The following table summarizes the impact of the restatement to SG&A expenses:

(In thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Distributor fees for services (1)	$(37,075)	$—
Physician Channel Provider (2)	(7,065)	(4,891)
Computer software (3)	1,323	472
Prepaid expenses (4)	(732)	1,827
Other - adjustments (5)	(974)	(546)
Total SG&A adjustments	$(44,523)	$(3,138)

1.Distributor fees for services – As described above in (a)1, the Predecessor had incorrectly recorded certain payments to distributors for services on a gross basis in net revenue which caused an overstatement of SG&A expenses.

2.Physician Channel Provider – As described above in (a)3, the Predecessor had recorded fees for certain services to the Physician Channel Provider in SG&A expenses as opposed to a reduction to net revenue, which cause an overstatement of SG&A expenses.

3.Computer software – As described below in (j), the Predecessor historically capitalized certain computer software expenses that should have been expensed as incurred. This adjustment resulted in understatements of SG&A expenses of $1.3 million and $0.5 million for the years ended December 31, 2021 and 2020 (Predecessor Periods), respectively.

4.Prepaid expenses – As described below in (h)1 through (h)2, the Predecessor historically capitalized certain expenses primarily related to marketing and advertising activities. Obagi should have expensed these items in the period in which the expenses were incurred. These misstatements resulted in an overstatement of SG&A expenses of $0.7 million for the year ended December 31, 2021 (Predecessor Period) and an understatement of $1.8 million for the year ended December 31, 2020 (Predecessor Period).

5.Other SG&A adjustments – As described in (b)3, management determined that it should have recorded certain promotional products in cost of goods sold instead of marketing expenses, which resulted in an overstatement of SG&A expenses as set forth in the table above. The other SG&A adjustments were individually and in the aggregate insignificant for the years ended December 31, 2021 and 2020 (Predecessor Periods).

(d)R&D expenses

1.Distributor fees for services – As described above in (a)1, the Predecessor had incorrectly recorded fees for certain services in R&D expenses as opposed to a reduction to net revenue, which caused an overstatement of R&D expenses.

2.Prepaid expenses – As described below in (h), Obagi should have expensed certain costs that were previously capitalized related to R&D activities. These misstatements resulted in understatements of R&D expenses of $1.2 million and $0.5 million for the years ended December 31, 2021 and 2020 (Predecessor Periods), respectively.

3.Other R&D expense – The other R&D expense misstatements were individually and in the aggregate insignificant for the years ended December 31, 2021 and 2020 (Predecessor Periods).

(e)Other expenses (income), net - As described above in (a)4, the Predecessor did not adjust the transaction price for a significant financing component in its contract with the U.S. Online Marketplace Distributor.

(f)Accounts receivable, net – The following table summarizes the impact of the restatement to accounts receivable, net:

(In thousands)	As of December 31, 2021
SA Distributor (1)	$(24,821)
Physician Channel Provider (2)	(14,796)
Uncollectible loan receivable (3)	(2,500)
Other adjustments (4)	(2,512)
Total accounts receivable, net adjustments	$(44,629)

1.SA Distributor – As described above in (a)2, the Company restated revenue for products sold to the SA Distributor and adjusted the overstatement of accounts receivable, net.

2.Physician Channel Provider – As described above in (a)3, the Company restated revenue for products sold in the DTP channel and adjusted the overstatement of accounts receivable, net.

3.Uncollectible loan receivable – The Predecessor did not record the loss on the write-off of a one-time uncollectible loan receivable related to the Obagi China Business in the period it was deemed uncollectible. This resulted in an overstatement of accounts receivable, net of $2.5 million as of December 31, 2021 (Predecessor Period) and an understatement of a loss on the write-off of the loan receivable of $2.6 million for the year ended December 31, 2021 (Predecessor Period).

4.Other adjustments – The Company identified misstatements related to certain distributor receivables, aged accounts receivable and other accounts receivable. The aggregate impact of these misstatements resulted in an overstatement of accounts receivable, net of $2.5 million as of December 31, 2021 (Predecessor Period).

(g)Inventories – The following table summarizes the impact of the restatement to inventories:

(In thousands)	As of December 31, 2021
Physician Channel Provider (1)	$2,029
Inventory obsolescence provision (2)	(82)
Other adjustments (3)	325
Total net inventory adjustments	$2,272

1.Physician Channel Provider – As described above in (a)3, the Predecessor historically recognized cost of goods sold for products sold in the DTP channel upon transfer of the products to the Physician Channel Provider instead of immediately prior to transfer of the products to physician customers, which resulted in an understatement of inventory.

2.Inventory obsolescence provision – As described above in (b)2, as a result of misstatements in inventory, the Company had an overstatement of inventory of $0.1 million as of December 31, 2021 (Predecessor Period).

3.Other adjustments – As described in (b)3, management determined that it should have recorded certain promotional products in inventory and cost of goods sold instead of marketing expenses, which resulted in an understatement of inventory of $0.3 million as of December 31, 2021 (Predecessor Period).

(h) Prepaid Expenses

1.Marketing costs – The Predecessor capitalized and amortized certain expenses related to marketing activities that did not meet the criteria for capitalization. Obagi should have expensed these items in the periods in which the expenses were incurred. This resulted in an overstatement to prepaid expenses of $2 million as of December 31, 2021 (Predecessor Period).

2.R&D – The Predecessor capitalized and amortized certain expenses related to R&D activities. Obagi should have expensed these items in the periods in which the expenses were incurred. This resulted in an overstatement of prepaid expenses of $1.1 million as of December 31, 2021 (Predecessor Period).

3.Other prepaid expense adjustments – The other prepaid expense misstatements were individually and in the aggregate insignificant as of December 31, 2021 (Predecessor Period).

(i)Other current assets – The other current assets misstatements were individually and in the aggregate insignificant as of December 31, 2021 (Predecessor Period).

(j)Property and equipment, net – The Predecessor historically capitalized certain internal use software costs that did not meet the criteria for capitalization. Obagi should have recorded these expenses in the periods in which they were incurred. This resulted in an overstatement of property and equipment, net of $2.4 million as of December 31, 2021 (Predecessor Period), however it had an insignificant impact on depreciation expense for the years ended December 31, 2021 and 2020 (Predecessor Periods).

(k)Other non-current assets – As described above in (h), the Predecessor historically capitalized prepaid expenses and included the long-term portion of such expenses in other non-current assets. Obagi should have recognized these expenses in the periods in which they were incurred. This resulted in an overstatement of other non-current assets of $1.2 million as of December 31, 2021 (Predecessor Period).

(l)Accounts payable – The Predecessor historically did not appropriately accrue for certain costs incurred in the period. These misstatements were individually insignificant, but in the aggregate resulted in an understatement of accounts payable of $1.3 million as of December 31, 2021.

(m)Other current liabilities

1.Deferred revenue – As described above in (a)4, the Company identified misstatements to revenue recognized for the SA Distributor and the U.S. Online Marketplace Distributor. Obagi should have recorded deferred revenue for payments received in advance of the revenue recognition. These adjustments resulted in an understatement of other current liabilities of $0.7 million as of December 31, 2021 (Predecessor Period).
2.Accrued payroll and related expenses – The Company identified misstatements to accrued liabilities for employee related compensation matters and other expenses. This resulted in an understatement of other current liabilities of $0.2 million as of December 31, 2021 (Predecessor Period).

3.Accrued distribution service fees – The Company identified misstatements to accrued distribution service fees which should have been classified as contra-accounts receivable. This resulted in an overstatement of other current liabilities of $1.2 million as of December 31, 2021 (Predecessor Period).

(n)    Tax Accounting – The Company recalculated its income tax expense and related liabilities as a result of the restatements. The tax impact of the restatements was a decrease to income tax expense of $1.7 million and an increase to income tax expense of $1.7 million for the years ended December 31, 2021 and 2020 (Predecessor Periods), respectively. There was no impact to the balance sheet as of December 31, 2021 (Predecessor Period).

(o)    Accumulated Deficit – The cumulative impact of the restatement adjustments for the previously reported periods increased accumulated deficit by approximately $37.3 million as of January 1, 2020. The effects of the restatement adjustment to opening accumulated deficit as of January 1, 2020 primarily relates to restatement adjustments associated with the SA Distributor, the Physician Channel Provider, U.S. Online Marketplace Distributor, and prepaid expenses as described above in (a)2, (a)3, (a)4, and (h), respectively.

Reclassifications
In an effort to enhance the clarity of financial information for users of these financial statements, the Company has elected to make certain reclassifications to its consolidated statements of operations and comprehensive loss. As such, certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassification changes do not constitute errors because they represent changes in presentation from one acceptable method to another acceptable method under U.S. GAAP.
Description of Reclassifications
The categories of the reclassification adjustments and their impact on previously reported consolidated financial statements are described below:

(p) The Company chose to reclassify depreciation and amortization expenses presented historically in the Predecessor Periods as a separate line item to cost of goods sold and SG&A expenses. Depreciation expense of property and equipment was reclassified to SG&A expenses and amortization expense of product-related intangible assets (e.g., supply agreement, formulations) was reclassified to cost of goods sold. These reclassifications align the historical presentation in the Predecessor Periods to the Successor Period presentation in the consolidated statement of operations and comprehensive loss.

Cost of goods sold – The following table summarizes the impact of the reclassification adjustments to cost of goods sold:

(In thousands)	Year ended December 31, 2021	Year ended December 31, 2020
Amortization of intangible assets	$4,656	$4,656

(q) The Company chose to reclassify amounts related to the effect of foreign exchange rates on cash and cash equivalents and present them as a separate line item from the change in cash, cash equivalents and restricted cash.

(r) The Company previously did not present gross profit. The Company has changed the presentation in its statement of operations to present gross profit, which resulted in cost of goods sold being reclassified from being grouped with other operating expenses to being part of the separate gross profit presentation.
Consolidated Financial Statement Adjustments Tables
The following tables present the effects of the restatement and reclassification adjustments to the previously issued consolidated financial statements.

CONSOLIDATED BALANCE SHEET
(In thousands of U.S. dollars, except share and per share data)

	December 31, 2021
	Predecessor (Obagi)
	As Reported	Restatement Adjustments	Restatement Reference	As Restated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$12,794	$—		$12,794
Restricted cash	650	—		650
Accounts receivable, net	63,367	(44,629)	f	18,738
Inventories	19,339	2,272	g	21,611
Prepaid expenses	7,944	(2,979)	h	4,965
Other current assets	335	(56)	i	279
Total current assets	104,429	(45,392)		59,037
Property and equipment, net	3,584	(2,386)	j	1,198
Intangible assets, net	79,574	—		79,574
Goodwill	44,489	—		44,489
Other non-current assets	1,497	(1,209)	k	288
TOTAL ASSETS	$233,573	$(48,987)		$184,586
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
Accounts payable	$11,375	$1,305	l	$12,680
Current portion of long-term debt	15,382	60	n.m.	15,442
Other current liabilities	12,983	(300)	m	12,683
Total current liabilities	39,740	1,065		40,805
Long-term debt, net	103,423	—		103,423
Deferred income tax liabilities	548	—		548
Other non-current liabilities	572	(1)	n.m.	571
TOTAL LIABILITIES	144,283	1,064		145,347
SHAREHOLDERS' EQUITY:
Predecessor common shares, 25,000,000 shares authorized; $0.50 par value, 8,000,002 shares issued and outstanding as of December 31, 2021	4,000	—		4,000
Additional paid-in capital	100,113	—		100,113
Accumulated deficit	(14,798)	(50,051)	o	(64,849)
Accumulated other comprehensive loss	(25)	—		(25)
TOTAL SHAREHOLDERS' EQUITY	89,290	(50,051)		39,239
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$233,573	$(48,987)		$184,586
n.m. - not meaningful
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE (LOSS)
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31, 2021
	Predecessor (Obagi)
	As Reported	Reclassification	Restatement Adjustments	Restatement Reference	As Restated
Net revenue	$206,069	$—	$(63,597)	a	$142,472
Cost of goods sold		53,364	1,673	b,p,r	55,037
Gross profit				r	$87,435
Cost of goods sold	48,708	(48,708)	—	r	—
Selling, general and administrative	118,243	9,248	(44,523)	c,p	82,968
Research and development	6,991	—	(899)	d,a(1)	6,092
Depreciation and amortization	14,053	(13,904)	(149)	j,p	—
Total operating expenses	$187,995	$(53,364)	$(45,571)		$89,060
Operating (loss) income	$18,074	$—	$(19,699)		$(1,625)
Interest expense, net	11,156	—	(38)	n.m.	11,118
Loss on extinguishment of debt	2,317	—	—		2,317
Gain on PPP Loan forgiveness	(6,824)	—	—		(6,824)
Loss on write-off of loan receivable	—	—	2,555	f	2,555
Other expenses (income), net	194	—	(1,011)	e	(817)
Total other (income) expenses, net	$6,843	$—	$1,506		$8,349
(Loss) income before income taxes	11,231	—	(21,205)		(9,974)
Income tax (benefit) expense	11,301	—	(1,699)	n	9,602
Net loss	$(70)	$—	$(19,506)		$(19,576)

Net loss per common share:
Basic and diluted	$(0.01)		$(2.44)		$(2.45)
Shares used in computing net loss per share:
Basic and diluted	8,000,002				8,000,002

Net loss	$(70)	$—	$(19,506)		$(19,576)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	(32)	—	—		(32)
Comprehensive loss	$(102)	$—	$(19,506)		$(19,608)

n.m. - not meaningful
CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31, 2020
	Predecessor (Obagi)
	As Reported	Reclassification	Restatement Adjustments	Restatement Reference	As Restated
Net revenue	$84,145	$—	$10,283	a	$94,428
Cost of goods sold		24,625	4,471	b,p,r	29,096
Gross profit				r	$65,332
Cost of goods sold	19,969	(19,969)	—	r	—
Selling, general and administrative	54,794	8,765	(3,138)	c,p	60,421
Research and development	3,929	—	454	d	4,383
Depreciation and amortization	13,426	(13,421)	(5)	j,p	—
Total operating expenses	$92,118	$(24,625)	$(2,689)		$64,804
Operating (loss) income	$(7,973)	$—	$8,501		$528
Interest expense, net	6,281	—	—		6,281
Other expenses (income), net	11	—	—		11
Total other (income) expenses, net	$6,292	$—	$—		$6,292
(Loss) income before income taxes	(14,265)	—	8,501		(5,764)
Income tax (benefit) expense	(5,094)	—	1,700	n	(3,394)
Net loss	$(9,171)	$—	$6,801		$(2,370)
Net loss per share common share:
Basic and diluted	$(1.14)		$0.84		$(0.30)
Shares used in computing net loss per share:
Basic and diluted	8,000,002				8,000,002

Net loss	$(9,171)	$—	$6,801		$(2,370)
Other comprehensive (loss) income — foreign currency translation adjustments, net of tax	16	—	—		16
Comprehensive loss	$(9,155)	$—	$6,801		$(2,354)
CONSOLIDATED STATEMENT OF CASH FLOWS
(In thousands of U.S. dollars)

	Year ended December 31, 2021
	Predecessor (Obagi)
	As Reported	Restatement Adjustments	Restatement Reference	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(70)	$(19,506)		$(19,576)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Depreciation and amortization	14,053	(149)	j	13,904
Loss on extinguishment of debt	2,317	—		2,317
Gain on PPP Loan forgiveness	(6,824)	—		(6,824)
Amortization of debt issuance costs	1,179	(40)	n.m.	1,139
Deferred income taxes	11,073	(1,699)	n	9,374
Loss on disposal of equipment	52	—		52
Loss on write-off of loan receivable	—	2,555	f	2,555
Changes in operating assets and liabilities:
Accounts receivable	(23,790)	18,733	f	(5,057)
Inventories	(5,359)	(651)	g	(6,010)
Prepaid expenses	(2,654)	1,557	h	(1,097)
Other current assets and other assets	2,323	(1,711)	i,k	612
Accounts payable	8,495	1,152	l, q	9,647
Other current liabilities and other liabilities	4,275	(1,782)	m	2,493
Net cash (used in) provided by operating activities	$5,070	$(1,541)		$3,529
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(937)	74	n.m.	(863)
Capital expenditure on property and equipment	(1,923)	1,499	j	(424)
Advances for note receivable	(2,500)	—		(2,500)
Net cash used in investing activities	$(5,360)	$1,573		$(3,787)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	$5,162	$—		$5,162
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$4,872	$32	q	$4,904
Effect of foreign exchange rates on cash and cash equivalents	—	(32)	q	(32)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	$8,572	$—		$8,572
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	$13,444	$—		$13,444

SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	$—	$—		$—
Interest	10,014	—		10,014

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	$97	$(11)	j	$86
CONSOLIDATED STATEMENT OF CASH FLOWS
(In thousands of U.S. dollars)

	Year ended December 31, 2020
	Predecessor (Obagi)
	As Reported	Restatement Adjustments	Restatement Reference	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(9,171)	$6,801		$(2,370)
Adjustments to reconcile net loss to net cash
Cash (used in) provided by operating activities:
Depreciation and amortization	13,426	(5)	j	13,421
Amortization of debt issuance costs	798	—		798
Deferred income taxes	(4,743)	1,699	n	(3,044)
Changes in operating assets and liabilities:
Accounts receivable	(961)	(15,700)	f	(16,661)
Inventories	1,593	2,848	g	4,441
Prepaid expenses	(2,150)	231	h	(1,919)
Other current assets and other assets	(998)	2,157	i,k	1,159
Accounts payable	(7,523)	132	l	(7,391)
Other current liabilities and other liabilities	2,478	1,657	m	4,135
Net cash (used in) provided by operating activities	$(7,251)	$(180)		$(7,431)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(652)	(1)		(653)
Capital expenditure on property and equipment	(1,235)	181	j	(1,054)
Net cash used in investing activities	$(1,887)	$180		$(1,707)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by financing activities	$14,319	$—		$14,319
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$5,181	$—		$5,181
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	$3,391	$—		$3,391
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	$8,572	$—		$8,572

SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	$9	$—		$9
Interest	5,449	—		5,449

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	$186	$(186)	j	$—
Capital contribution of trademarks	4,058	—		4,058